Fair Value Measurements (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks		$ 249
Interest bearing deposits	303,187	305,034
Long-term debt	22,500
Other interest bearing liabilities	1,412	1,356
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks		249
Loans, net of allowance for loan losses	292,521	275,511
Interest bearing deposits	303,187	305,034
Long-term debt	22,500
Other interest bearing liabilities	1,412	1,356
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks		250
Loans, net of allowance for loan losses	294,083	282,226
Interest bearing deposits	305,635	308,414
Long-term debt	22,464
Other interest bearing liabilities	1,416	1,358
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks		250
Interest bearing deposits	305,635	308,414
Long-term debt	22,464
Other interest bearing liabilities	1,416	1,358
(Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of allowance for loan losses	$ 294,083	$ 282,226